Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	949,557,920.09	38,403
Yield Supplement Overcollateralization Amount 07/31/25	56,779,350.65	0
Receivables Balance 07/31/25	1,006,337,270.74	38,403
Principal Payments	38,492,223.77	843
Defaulted Receivables	1,536,047.40	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	53,834,941.62	0
Pool Balance at 08/31/25	912,474,057.95	37,512

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.01%
Prepayment ABS Speed	1.85%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,183,186.00	332
Past Due 61-90 days	4,054,804.57	121
Past Due 91-120 days	620,715.75	24
Past Due 121+ days	0.00	0
Total	14,858,706.32	477

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	1,053,326.68
Aggregate Net Losses/(Gains) - August 2025	482,720.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.73%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	1.09%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	8,212,266.52
Actual Overcollateralization	8,212,266.52
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.51%
Weighted Average Remaining Term	54.69

Flow of Funds	$ Amount
Collections	45,029,482.42
Investment Earnings on Cash Accounts	16,678.25
Servicing Fee	(838,614.39)
Transfer to Collection Account	-
Available Funds	44,207,546.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,453,974.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	10,157,840.86
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,212,266.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,768,660.05

Total Distributions of Available Funds	44,207,546.28

Servicing Fee	838,614.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	941,011,898.81
Principal Paid	36,750,107.38
Note Balance @ 09/15/25	904,261,791.43

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	278,066,642.31
Principal Paid	27,119,576.10
Note Balance @ 09/15/25	250,947,066.21
Note Factor @ 09/15/25	81.0133866%

Class A-2b
Note Balance @ 08/15/25	98,745,256.50
Principal Paid	9,630,531.28
Note Balance @ 09/15/25	89,114,725.22
Note Factor @ 09/15/25	81.0133866%

Class A-3
Note Balance @ 08/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	419,760,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Note Balance @ 08/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	89,300,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	36,760,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,380,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,688,778.85
Total Principal Paid	36,750,107.38
Total Paid	40,438,886.23

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	1,040,432.69
Principal Paid	27,119,576.10
Total Paid to A-2a Holders	28,160,008.79

Class A-2b
SOFR Rate	4.34270%
Coupon	4.67270%
Interest Paid	397,322.66
Principal Paid	9,630,531.28
Total Paid to A-2b Holders	10,027,853.94

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0103634
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9912739
Total Distribution Amount	33.0016373

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.3588349
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	87.5502844
Total A-2a Distribution Amount	90.9091193

A-2b Interest Distribution Amount	3.6120242
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	87.5502844
Total A-2b Distribution Amount	91.1623086

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	276.40
Noteholders' Third Priority Principal Distributable Amount	500.13
Noteholders' Principal Distributable Amount	223.47

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	3,063,404.27
Investment Earnings	11,051.37
Investment Earnings Paid	(11,051.37)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27